WARRANTY	12 Months Ended
Oct. 29, 2017
Product Warranties Disclosures [Abstract]
WARRANTY
WARRANTY
The following table represents the rollforward of our accrued warranty obligation and deferred warranty revenue activity for the fiscal years ended October 29, 2017 and October 30, 2016 (in thousands):

	October 29, 2017	October 30, 2016
Beginning balance	$27,200	$25,162
Warranties sold	2,149	3,853
Revenue recognized	(2,323)	(3,269)
Cost incurred and other	(10)	1,454
Ending balance	$27,016	$27,200